Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets and liabilities at fair value
Statement that there were no transfers between Level 1, Level 2 or Level 3 of fair value hierarchy	no transfers during the period	no transfers during the period